Note 11 - Intangible Assets, Net (Details Textual) $ in Millions	Dec. 31, 2017 USD ($)
Statement Line Items [Line Items]
Goodwill at end of period	$ 1,292.0
North America [member]
Statement Line Items [Line Items]
Goodwill at end of period	1,168.5
South America [member]
Statement Line Items [Line Items]
Goodwill at end of period	121.2
Europe [member]
Statement Line Items [Line Items]
Goodwill at end of period	2.0
Middle East and Africa [member]
Statement Line Items [Line Items]
Goodwill at end of period	$ 0.7